Filed pursuant to Rule 497(a)(1)
File No. 333-147185
Rule 482 ad

Gladstone Investment Sets Record Date for and Announces Informational Call

Regarding Upcoming Transferable Rights Offering

McLean, VA, March 24, 2008: Gladstone Investment Corp. (NASDAQ: GAIN) (the “Company”) announced today that its Board of Directors has approved and set a record date of March 31, 2008 (the “Record Date”) for a transferable rights offering to purchase additional common stock of the Company (the “Offering”).  The Offering will be made to stockholders of record as of the record date (“Record Date Stockholders”).

PURPOSE OF THE RIGHTS OFFERING: The purpose of the Offering is to increase the assets of the Company available for investment by paying down the Company’s existing line of credit, thereby allowing the Company to more fully take advantage of available investment opportunities and to reduce the relative significance of certain large positions in its portfolio.

NUMBER OF RIGHTS OFFERED: Under the terms of the Offering, the Company will grant rights to subscribe for up to an aggregate of 5,520,033 shares of its common stock.  On the Record Date, the Company will distribute to Record Date Stockholders one transferable right to purchase one share of its common stock for every three shares of common stock held (the “Allotment”).   The Offering will permit Record Date Stockholders to acquire one new share of common stock of the Company for every right held, upon payment of the subscription price described below.  Each Record Date Stockholder will be entitled to 0.333 transferable rights for each share of common stock held on the record date. No fractional shares will be issued, thus Record Date Stockholders holding less than three shares will not receive a full right, and will not be able to purchase any shares in the Offering unless they acquire additional rights. Record Date Stockholders who do not subscribe for the full amount of their Allotment may experience a dilution to their economic ownership of, and voting rights in, the Company.

DATE FOR STOCKHOLDERS ENTITLED TO RECEIVE RIGHTS: In order to purchase shares in the Offering, investors must be a record holder of shares of the Company’s common stock on March 31, 2008.

EXPIRATION DATE: The offer will expire at 5:00 p.m., Eastern time, on April 21, 2008 (the “Expiration Date”).  The Company may extend the Expiration Date, but in no event will the Expiration Date be extended beyond May 5, 2008. Rights that are not exercised prior to the Expiration Date will expire and have no further value.

LISTING OF TRANSFERABLE RIGHTS: The rights will be transferable and are expected to be admitted for trading on the NASDAQ Global Select Market under the symbol “GAINR,” and to begin trading on or about April 2, 2008.  There is no guarantee that an active market will develop for the rights.

SUBSCRIPTION PRICE: The subscription price per share will not be determined until the Expiration Date. The subscription price will be calculated as 93% of the volume-weighted average of the sales prices of the Company’s common stock on the NASDAQ Global Select Market for the five consecutive trading days ending on the Expiration Date.  The subscription price may represent a discount from the Company’s net asset value per share and may cause the Company’s net asset value per share to decrease.

OVER-SUBSCRIPTIONS OF RIGHTS: An over-subscription privilege has been included in the Offering, allowing Record Date Stockholders and purchasers of rights to subscribe for additional shares, subject to availability, proration and allocation preferences.

DIVIDENDS AND DISTIBUTIONS: The Offering is not expected to affect the Company’s payment of monthly distributions. The Company’s Board has declared monthly distributions for March of $0.08 per share and is expected to meet in April to declare the distributions for April, May and June 2008 and will continue to review the distributions on a quarterly basis. Holders of newly issued shares of common stock acquired through the Offering will receive distributions for their shares for record dates subsequent to the issuance of the newly issued shares, but will not receive a distribution for their new shares for the record date prior to the issuance of the newly issued shares.  The latest date for extension of the Offering will be May 5, 2008, thus all stockholders purchasing shares in the Offering will be entitled to the May 2008 dividend on those shares.

PROSPECTUS AND SUBSCRIPTION DOCUMENTS: Subscription certificates evidencing the transferable rights and a copy of the prospectus dated January 14, 2008, as supplemented by prospectus supplements (collectively, the “Prospectus”) will be mailed to Record Date Stockholders as soon as practicable after the Record Date. The rights and the underlying shares will be offered only by means of the Prospectus. Investors should consider the investment objectives, risks, charges and expenses of the Company carefully before investing.  The Prospectus contains this and other information about the Company.  When available, the Prospectus may be obtained from the Company’s web site at www.GladstoneInvestment.com, and will also be available on the Securities and Exchange Commission’s website at www.sec.gov.  Investors should read the Prospectus carefully before investing.

INFORMATION REGARDING THE OFFERING: Georgeson Inc. (“Georgeson”) will act as information agent for the Offering. Banks and brokers should call Georgeson directly at (212) 440-9800 with questions regarding the Offering, and all others may call Georgeson toll-free at (866) 828-4303.  Stockholders may also call the Company toll-free at (866) 366-5745.  Stockholders who own their shares through their brokerage accounts should contact their respective broker-dealers for information on how to participate in the Offering.

INFORMATIONAL CALL: The Company will have an informational call regarding the rights being offered on Wednesday, March 26th at 8:30 a.m. Eastern time.  The call-in number is (877) 407-8031.  The call will be recorded and available for replay until April 20, 2008 by calling (877)-660-6853 (Account # 286 and Conference ID# 279654).

SUBSCRIPTION AGENT: The Bank of New York Mellon will act as the subscription agent for the Offering.

SOLICITATION FEE: The Company will pay to certain broker-dealers soliciting the exercise of rights a solicitation fee equal to 1.5% of the subscription price for each share issued as a result of their soliciting efforts.  This fee will be paid from the proceeds of the Offering, and could act to increase any dilution of the Company’s net asset value per share.

This press release does not constitute an offer to sell or a solicitation of an offer to buy the securities in this offering, nor shall there be any sale of these securities in any state or other jurisdiction in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or other jurisdiction.

Gladstone Investment Corporation is an investment company that seeks to make debt and equity investments in small and mid-sized private businesses in the U.S. in connection with acquisitions, changes in control and recapitalizations.  For more information please visit our website at www.GladstoneInvestment.com

For further information contact Investor Relations at 703-287-5835.

This press release may include statements that may constitute “forward-looking statements,” including statements with regard to the future performance of the Company.  Words such as “believes,” “expects,” “anticipates,” “estimated,” “approximately” “projects” and “future” or similar expressions are intended to identify forward-looking statements.  These forward-looking statements inherently involve certain risks and uncertainties, although they are based on the Company’s current plans that are believed to be reasonable as of the date of this press release.  Factors that may cause the Company’s actual results, levels of activity, performance or achievements to be materially different from any future results, levels of activity, performance or achievements expressed or implied by such forward-looking statements include, among others, those factors listed under the caption “Risk factors” of the Company’s Prospectus dated January 14, 2008, as filed with the Securities and Exchange Commission on March 24, 2008. These forward-looking statements also include unknown risks and uncertainties, including the completion  of the Offering, the development of an active trading market for the rights,  the amount of proceeds of the Offering, the availability of attractive investment opportunities, management’s ability to identify investment opportunities that will balance the significance of other investments in the Company’s portfolio, and the effect of the Offering on future distributions by the Company.  The Company undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise.